Initial Public Offering	3 Months Ended
May 28, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering
NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 23,000,000 shares of Class A common stock, including 3,000,000 shares of Class A common stock that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at a purchase price of $10.00 per Public Share, generating gross proceeds of $230,000,000.